Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jan. 29, 2014
Document Effective Date	Jan. 31, 2014
Prospectus Date	Jan. 31, 2014
Boston Common International Fund | Boston Common International Fund
Risk/Return:
Trading Symbol	BCAIX
Boston Common U.S. Equity Fund | Boston Common U.S. Equity Fund
Risk/Return:
Trading Symbol	BCAMX